Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	May 31, 2017	May 31, 2016	Feb. 28, 2017	Feb. 29, 2016
Revenue
Research collaboration revenue	$ 23,300	$ 0	$ 0	$ 0
Total Revenue	23,300	0	0	0
OPERATING EXPENSES
General & administrative	570,605	555,681	2,338,818	3,418,235
Research & development	189,444	271,123	1,009,134	1,360,739
Total Operating Expenses	760,049	826,804	3,347,952	4,778,974
OTHER EXPENSES (INCOME)
Interest expense	29,804	304,646	1,062,389	317,238
Other income, net	(66)	(267)	(965)	(141,549)
Change in fair value of warrant liability	(490,380)	34,492	(2,405,985)	(349,596)
Change in fair value of put option embedded in note payable	0	53,999	(614,484)	10,015
Loss on sale of notes receivable			112,500	0
Loss on extinguishment of debt			1,375,829	0
Loss on settlement of accounts payable			64,323	0
Settlement expense	0	115	0	39,097
Total Other Expenses (Income)	(460,642)	392,985	(406,395)	(124,795)
NET LOSS	(276,107)	(1,219,789)	(2,941,557)	(4,654,179)
Net loss	(276,107)	(1,219,789)	(2,941,557)	(4,654,179)
Deemed dividend on Series B Preferred Stock issuance	0	(708,303)	(708,303)	(1,067,491)
Accrued dividends on Series B Preferred Stock	(23,457)	(73,442)	(227,163)	(267,058)
Deemed dividend to Series B Preferred stock holders for exchange of warrants			(2,340,552)	0
Loss attributable to common shareholders	$ (299,564)	$ (2,001,534)	$ (6,217,575)	$ (5,988,728)
Net loss per share, basic and diluted	$ (0.06)	$ (1.08)	$ (2.10)	$ (3.30)
Weighted average of shares outstanding, basic and diluted	4,774,669	1,847,140	2,965,910	1,816,060